Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

				Average Comp. Actually Paid to Other NEOs ($)(1)	Value of $100 Investment Based on
Year	SCT Total Comp. for CEO ($)	Comp. Actually Paid to CEO ($)(1)	Average SCT Total Comp. for Other NEOs ($)		Company TSR ($)	S&P 500 Multi Utilities TSR ($)	Net Income (GAAP) (Millions) ($)	Adjusted Operating EPS ($)
2023	10,278,098	12,667,574	2,865,177	3,105,333	114.11	101.83	1,397	5.73
2022	10,458,218	13,114,345	2,758,157	3,470,373	117.42	108.12	1,083	6.10
2021	11,128,277	18,169,622	3,463,650	4,816,926	116.00	107.50	907	5.99
2020	10,605,622	12,523,751	4,387,339	4,768,267	97.10	94.10	1,368	5.61

Company Selected Measure Name	Adjusted Operating Earnings Per Share
Named Executive Officers, Footnote
For each covered fiscal year, these are the names of the CEO and each non-CEO NEO whose compensation is included in the Pay versus Performance table below:

Year	CEO	Non-CEO NEOs
2023	Gerardo Norcia	David Ruud, JoAnn Chavez, Trevor F. Lauer, Mark W. Stiers
2022	Gerardo Norcia	David Ruud, JoAnn Chavez, Trevor F. Lauer, Mark W. Stiers
2021	Gerardo Norcia	David Ruud, Trevor F. Lauer, David E. Meador, Mark W. Stiers
2020	Gerardo Norcia	David Ruud, Peter B. Oleksiak, Gerard M. Anderson, Trevor F. Lauer, David E. Meador

PEO Total Compensation Amount	$ 10,278,098	$ 10,458,218	$ 11,128,277	$ 10,605,622
PEO Actually Paid Compensation Amount	$ 12,667,574	13,114,345	18,169,622	12,523,751
Adjustment To PEO Compensation, Footnote	The tables below show the amounts deducted and added to the total compensation listed in the summary compensation table to arrive at the compensation actually paid to the CEO and the other NEOs.

	Chief Executive Officer
	2023	2022	2021*	2020
Deduction for change in actuarial present value of accumulated benefit under defined benefit and actuarial pension plans	(1,176,501)	(37,810)	(1,073,599)	(892,005)
Addition for aggregate of FY service cost under defined benefit and actuarial service plans	401,519	381,539	331,385	269,273
Deduction of amounts reported under "Stock Awards" in Summary Compensation Table	(6,729,046)	(7,013,377)	(6,524,979)	(5,614,868)
Addition of fair value at FY end of all awards granted during FY that are outstanding and unvested at FY end**	7,456,027	7,609,697	11,738,385	6,341,699
Addition of change in fair value at FY end (from the end of the prior FY) of any awards granted in a prior FY that are outstanding and unvested at FY end**	2,278,546	1,424,801	2,421,441	1,601,297
Addition of change in fair value at vesting date of awards granted in any prior FY for which vesting conditions were satisfied during covered FY**	(88,282)	101,128	(10,682)	84,625
Addition of dollar value of any dividends or other earnings paid on stock awards in the covered FY prior to vesting date	247,213	190,149	159,392	128,108
* Awards granted in fiscal year 2021 include grants issued in connection with the spin-off of DT Midstream to preserve the intrinsic aggregate value of previously granted awards.
** In accordance with FASB ASC Topic 718, fair value was computed, for market-based measures, using a Monte Carlo simulation valuation model, which applies a risk-free interest rate and an expected volatility assumption. For other measures, valuation was based on the probable outcome of the performance condition at the relevant valuation date.

Non-PEO NEO Average Total Compensation Amount	$ 2,865,177	2,758,157	3,463,650	4,387,339
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,105,333	3,470,373	4,816,926	4,768,267
Adjustment to Non-PEO NEO Compensation Footnote	The tables below show the amounts deducted and added to the total compensation listed in the summary compensation table to arrive at the compensation actually paid to the CEO and the other NEOs.

	Other NEOs (average)
	2023	2022	2021*	2020
Deduction for change in actuarial present value of accumulated benefit under defined benefit and actuarial pension plans	(500,446)	(81,237)	(686,317)	(1,410,659)
Addition for aggregate of FY service cost under defined benefit and actuarial service plans	176,386	177,644	242,483	339,090
Deduction of amounts reported under "Stock Awards" in Summary Compensation Table	(1,388,197)	(1,451,777)	(1,373,076)	(1,506,869)
Addition of fair value at FY end of all awards granted during FY that are outstanding and unvested at FY end**	1,480,350	1,632,365	2,495,901	1,606,841
Addition of change in fair value at FY end (from the end of the prior FY) of any awards granted in a prior FY that are outstanding and unvested at FY end**	374,335	386,428	640,575	1,158,989
Addition of change in fair value at vesting date of awards granted in any prior FY for which vesting conditions were satisfied during covered FY**	(15,035)	17,126	(3,773)	113,301
Addition of dollar value of any dividends or other earnings paid on stock awards in the covered FY prior to vesting date	44,486	31,666	37,484	80,235

* Awards granted in fiscal year 2021 include grants issued in connection with the spin-off of DT Midstream to preserve the intrinsic aggregate value of previously granted awards.
** In accordance with FASB ASC Topic 718, fair value was computed, for market-based measures, using a Monte Carlo simulation valuation model, which applies a risk-free interest rate and an expected volatility assumption. For other measures, valuation was based on the probable outcome of the performance condition at the relevant valuation date.

Compensation Actually Paid vs. Total Shareholder Return
In the charts below, you can see a graphical description of the relationship between the “compensation actually paid” measures and the performance measures in the table above. You can also see a graphical description of the relationship between our total shareholder return and the total shareholder return of the S&P 500 Multi-Utilities Index.

Pay vs. Total Shareholder Return

Compensation Actually Paid vs. Net Income
In the charts below, you can see a graphical description of the relationship between the “compensation actually paid” measures and the performance measures in the table above. You can also see a graphical description of the relationship between our total shareholder return and the total shareholder return of the S&P 500 Multi-Utilities Index.

Pay vs. Net Income

Compensation Actually Paid vs. Company Selected Measure
In the charts below, you can see a graphical description of the relationship between the “compensation actually paid” measures and the performance measures in the table above. You can also see a graphical description of the relationship between our total shareholder return and the total shareholder return of the S&P 500 Multi-Utilities Index.

Pay vs. Adjusted Operating EPS

Total Shareholder Return Vs Peer Group
In the charts below, you can see a graphical description of the relationship between the “compensation actually paid” measures and the performance measures in the table above. You can also see a graphical description of the relationship between our total shareholder return and the total shareholder return of the S&P 500 Multi-Utilities Index.

Pay vs. Total Shareholder Return

Tabular List, Table	■Adjusted Operating Earnings Per Share ■Relative Total Shareholder Return vs Peer Group (percentile) ■Cash from Operations
Total Shareholder Return Amount	$ 114.11	117.42	116.00	97.10
Peer Group Total Shareholder Return Amount	101.83	108.12	107.50	94.10
Net Income (Loss)	$ 1,397,000,000	$ 1,083,000,000	$ 907,000,000	$ 1,368,000,000
Company Selected Measure Amount | $ / shares	5.73	6.10	5.99	5.61
PEO Name	Gerardo Norcia
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Operating Earnings Per Share
Measure:: 2
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return vs Peer Group (percentile)
Measure:: 3
Pay vs Performance Disclosure
Name	Cash from Operations
PEO | Pension Value In Compensation Table For Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,176,501)	$ (37,810)	$ (1,073,599)	$ (892,005)
PEO | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	401,519	381,539	331,385	269,273
PEO | Equity Awards Value In Compensation Table For Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,729,046)	(7,013,377)	(6,524,979)	(5,614,868)
PEO | Equity Awards Adjustments Year End Fair Value Of Awards Granted In Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,456,027	7,609,697	11,738,385	6,341,699
PEO | Equity Awards Adjustments Change In Fair Value As Of Year End Of Outstanding And Unvested Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,278,546	1,424,801	2,421,441	1,601,297
PEO | Equity Awards Adjustments Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(88,282)	101,128	(10,682)	84,625
PEO | Equity Awards Adjustments Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	247,213	190,149	159,392	128,108
Non-PEO NEO | Pension Value In Compensation Table For Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(500,446)	(81,237)	(686,317)	(1,410,659)
Non-PEO NEO | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	176,386	177,644	242,483	339,090
Non-PEO NEO | Equity Awards Value In Compensation Table For Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,388,197)	(1,451,777)	(1,373,076)	(1,506,869)
Non-PEO NEO | Equity Awards Adjustments Year End Fair Value Of Awards Granted In Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,480,350	1,632,365	2,495,901	1,606,841
Non-PEO NEO | Equity Awards Adjustments Change In Fair Value As Of Year End Of Outstanding And Unvested Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	374,335	386,428	640,575	1,158,989
Non-PEO NEO | Equity Awards Adjustments Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(15,035)	17,126	(3,773)	113,301
Non-PEO NEO | Equity Awards Adjustments Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 44,486	$ 31,666	$ 37,484	$ 80,235